Trade and Other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Trade Receivables

	2017	2016
	RMB million	RMB million
Trade receivables	2,712	3,026
Less: allowance for doubtful debts	(37)	(37)

	2,675	2,989

Ageing Analysis of Trade Receivables Based on Transaction Date
(a)	Ageing analysis

Credit terms granted by the Group to sales agents and other customers generally range from one to three months. Ageing analysis of trade receivables based on transaction date is set out below:

	2017	2016
	RMB million	RMB million
Within 1 month	2,067	2,536
More than 1 month but less than 3 months	497	321
More than 3 months but less than 12 months	112	142
More than 1 year	36	27

	2,712	3,026
Less: allowance for doubtful debts	(37)	(37)

	2,675	2,989

Movements in Allowance for Doubtful Debts of Trade Receivables

The movements in the allowance for doubtful debts during the year are as follows:

	2017	2016
	RMB million	RMB million
At January 1	37	33
Impairment loss recognized	8	14
Impairment loss written back	—	(1)
Uncollectible amounts written off	(8)	(9)

At December 31	37	37

Trade Receivables by Currencies

The carrying amounts of the Group’s trade receivables are denominated in the following currencies:

	2017	2016
	RMB million	RMB million
RMB	2,061	2,303
USD	179	268
EURO	171	129
AUD	52	53
TWD	33	40
GBP	36	23
Others	180	210

	2,712	3,026

Summary of Other Receivables
	RMB million	RMB million
VAT recoverable	3,684	1,404
Rebate receivables on aircraft acquisitions	699	749
Term deposits	313	568
Deposits for aircraft purchase	—	13
Interest receivables	1	33
Others	538	623

	5,235	3,390
Less: allowance for doubtful debts	(3)	(3)

	5,232	3,387

Past due but not impaired [member]
Ageing Analysis of Trade Receivables Based on Past Due Status	The ageing analysis of these trade receivables is as follows:

	2017	2016
	RMB million	RMB million
3 to 12 months	31	26
More than 1 year	5	5

	36	31

Impaired [member]
Ageing Analysis of Trade Receivables Based on Past Due Status
The ageing of these receivables is as follows:

	2017	2016
	RMB million	RMB million
3 to 12 months	9	28
More than 1 year	31	22

	40	50

Neither past due nor impaired [member]
Ageing Analysis of Trade Receivables Based on Past Due Status

The ageing analysis of trade receivables that are neither individually nor collectively considered to be impaired is as follows:

	2017 RMB million	2016 RMB million
Neither past due nor impaired	2,636	2,945